Fixed assets - Fixed assets payables - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Business related variations	€ 1,002	€ 200	€ (230)
Five G licenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business related variations	€ 725